Statements of Cash Flow - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ (135,856)	$ (128,611)	$ (144,507)
Adjustments to reconcile net income to net cash used by operating activities:
Stock issued for services	2,290		11
Changes in operating assets and liabilities:
Notes receivable		(50)
Accounts payable	(12,672)	94,225	24,290
Accrued liabilities	31,178
Net cash provided by (used in) operating activities	(115,060)	(34,436)	(120,206)
Investing Activities:
Net cash used in investing activites
Financing Activities:
Notes Payable	115,060	34,439	120,214
Common stock Redemmed			(2,000)
Common stock issued as founder shares			1,376
Discount on common stock			613
Net cash provided by (used in) financing activities	115,060	34,439	120,204
NET INCREASE (DECREASE) IN CASH	0	3	(3)
Cash at beginning of period		(3)
Cash at end of period	0		(3)
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes